Label	Element	Value
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Portfolio Optimization Moderate-Conservative Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	This Fund seeks current income and moderate growth of capital.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	oef_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Expense Example [Heading]	oef_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 36% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	36.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Portfolio Optimization Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:
BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
45 – 75%	25 – 55%
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging markets. The broad debt asset class includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international and emerging markets.
PLFA then determines the amount of the Fund’s assets to invest in each Portfolio Optimization Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations or the allocations to the Portfolio Optimization Underlying Funds, at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment goal (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to the Fund’s Portfolio Optimization Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Manager Oversight —  PLFA monitors and evaluates the Portfolio Optimization Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the respective Portfolio Optimization Underlying Fund.
(3) Investment Risk Management — PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the Portfolio Optimization Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.
Investments of the Portfolio Optimization Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; stocks of companies with a history of paying dividends; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks (which may be U.S. dollar or foreign currency-denominated).
Certain Portfolio Optimization Underlying Funds may also use derivatives such as: forward commitments; futures contracts and options on securities, indices, currencies and other investments; and swaps (including interest rate, cross-currency, total return and credit default swaps). A Portfolio Optimization Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk or to seek to enhance investment returns.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single Portfolio Optimization Underlying Fund. PLFA has sole discretion in selecting the Portfolio Optimization Underlying Funds for investment and may adjust the Fund’s allocations to the Portfolio Optimization Underlying Funds, and add or remove Portfolio Optimization Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.
A Portfolio Optimization Underlying Fund may lend its portfolio holdings to certain financial institutions.
For additional information about the Fund and its Portfolio Optimization Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 50% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 10% ICE BofA U.S. 3-Month T-Bill Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 50% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 10% ICE BofA U.S. 3-Month T-Bill Indices.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 11.11%; Q1 2020: (11.05%)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	11.11%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(11.05%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2025)
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Asset Allocation Fund of Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by PLFA as the Fund’s investment adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, PLFA’s assumptions about asset classes and Portfolio Optimization Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Portfolio Optimization Underlying Funds performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Portfolio Optimization Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because a Portfolio Optimization Underlying Fund’s investments can change due to market movements, the Portfolio Optimization Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Portfolio Optimization Underlying Funds in proportion to the Fund’s allocation to those Portfolio Optimization Underlying Funds.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Conflicts of Interest Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, a Portfolio Optimization Underlying Fund that provides greater profitability to PLFA than another Portfolio Optimization Underlying Fund may create an incentive for PLFA to use that fund as a Portfolio Optimization Underlying Fund. In addition, PLFA may be influenced by its view of the best interests of Portfolio Optimization Underlying Funds, such as a view that a Portfolio Optimization Underlying Fund may benefit from additional assets or could be harmed by redemptions. In addition, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Portfolio Optimization Underlying Funds, the Fund and the shareholders of the Fund and Portfolio Optimization Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of a Portfolio Optimization Underlying Fund and its shareholders when making investment decisions for the Fund.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Portfolio Optimization Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Portfolio Optimization Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, a Portfolio Optimization Underlying Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, a Portfolio Optimization Underlying Fund’s yield (and total return) also may be low and a Portfolio Optimization Underlying Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Foreign (Non-U.S.) Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of a Portfolio Optimization Underlying Fund’s investments denominated in or with exposure to that foreign currency.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce a Portfolio Optimization Underlying Fund’s returns because a Portfolio Optimization Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk: The use of forward commitments, futures contracts, options or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects a Portfolio Optimization Underlying Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase a Portfolio Optimization Underlying Fund’s volatility and risk of loss.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Swap Agreements Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular “basket” of securities representing a certain index. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are centrally cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. In addition, a Portfolio Optimization Underlying Fund’s use of total return swap agreements is subject to market risks based upon changes in the value of the underlying index or reference instrument.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Leverage Risk: A Portfolio Optimization Underlying Fund may invest in forward commitments, futures contracts, options or swap agreements, including taking short positions using certain derivatives, as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Portfolio Optimization Underlying Fund’s principal amount invested. Leverage can magnify a Portfolio Optimization Underlying Fund’s gains and losses and therefore increase its volatility.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | High Yield/High Risk or “Junk” Securities [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Inflation-Indexed Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Floating Rate Loan Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper a Portfolio Optimization Underlying Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by a Portfolio Optimization Underlying Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to a Portfolio Optimization Underlying Fund, requiring a Portfolio Optimization Underlying Fund to borrow cash which would increase a Portfolio Optimization Underlying Fund’s expenses. A Portfolio Optimization Underlying Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk.
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Value Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Growth Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Small-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Geographic Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Geographic Focus Risk: If a Portfolio Optimization Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Portfolio Optimization Underlying Fund’s performance. As a result, the Portfolio Optimization Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Technology Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Diversification Risk: A Portfolio Optimization Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the risk that the Portfolio Optimization Underlying Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Portfolio Optimization Underlying Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent a Portfolio Optimization Underlying Fund from being managed as though it were a diversified fund.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Industry Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes a Portfolio Optimization Underlying Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Restricted Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Restricted Securities Risk: Unless registered for sale to the public under applicable federal securities law, restricted securities such as those issued pursuant to Rule 144A can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than a Portfolio Optimization Underlying Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by a Portfolio Optimization Underlying Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Conflicts of Interests Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for a Portfolio Optimization Underlying Fund with respect to the allocation of the assets of a Portfolio Optimization Underlying Fund that has more than one strategy. For example, the use of one strategy of a Portfolio Optimization Underlying Fund that provides greater profitability to PLFA than the other may create an incentive for PLFA to use that strategy. PLFA seeks to identify and address any potential conflicts in a manner that is fair to a Portfolio Optimization Underlying Fund and its shareholders. PLFA has adopted a policy under which investment decisions for a Portfolio Optimization Underlying Fund must be made in the best interests of a Portfolio Optimization Underlying Fund and its shareholders.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact a Portfolio Optimization Underlying Fund’s performance.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Underlying Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Underlying Fund Risk: Because a Portfolio Optimization Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Portfolio Optimization Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Portfolio Optimization Underlying Fund and its remaining shareholders, both of which could negatively impact performance.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Underlying Funds Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Securities Lending Risk: A Portfolio Optimization Underlying Fund may engage in securities lending, which involves the risk that a Portfolio Optimization Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Portfolio Optimization Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,131
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	94
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	293
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	509
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,131
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	894
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	74
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	230
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	401
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 894
Portfolio Optimization Moderate-Conservative Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate- Conservative Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Portfolio Optimization Moderate- Conservative Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.46%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.61%
Portfolio Optimization Moderate-Conservative Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
Portfolio Optimization Moderate-Conservative Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	6.78%
Annual Return [Percent]	oef_AnnlRtrPct	10.79%
Annual Return [Percent]	oef_AnnlRtrPct	(4.99%)
Annual Return [Percent]	oef_AnnlRtrPct	15.28%
Annual Return [Percent]	oef_AnnlRtrPct	9.97%
Annual Return [Percent]	oef_AnnlRtrPct	6.28%
Annual Return [Percent]	oef_AnnlRtrPct	(14.90%)
Annual Return [Percent]	oef_AnnlRtrPct	11.06%
Annual Return [Percent]	oef_AnnlRtrPct	8.41%
Annual Return [Percent]	oef_AnnlRtrPct	12.06%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class I (incepted May 2, 2011)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.69%
Performance Inception Date	oef_PerfInceptionDate	May 02, 2011
Portfolio Optimization Moderate-Conservative Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class P (incepted October 31, 2019)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.52%
Performance Inception Date	oef_PerfInceptionDate	Oct. 31, 2019

[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.